FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00248
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THE ADAMS EXPRESS COMPANY
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(Exact name of registrant as specified in charter)

Seven Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
The Adams Express Company
Seven Saint Paul Street, Suite 1140
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

March 31, 2014

(unaudited)

	Shares	Value (A)
Common Stocks — 99.3%
Consumer Discretionary — 12.0%
Bed Bath & Beyond Inc. (B)	120,200	$8,269,760
BorgWarner Inc.	137,000	8,421,390
Comcast Corp. (Class A)	452,300	22,624,046
Dollar General Corp. (B)	271,400	15,057,272
GNC Holdings, Inc.	189,000	8,319,780
Hanesbrands Inc.	152,000	11,624,960
Lowe's Companies, Inc.	550,000	26,895,000
Magna International Inc.	126,000	12,135,059
McDonald's Corp.	180,000	17,645,400
Walt Disney Co.	377,600	30,234,432
Whirlpool Corp.	66,000	9,864,360

		171,091,459

Consumer Staples — 9.4%
Bunge Ltd.	100,000	7,951,000
Coca-Cola Co.	300,000	11,598,000
CVS/Caremark Corp.	314,000	23,506,040
Diageo plc ADR	59,400	7,400,646
General Mills Inc.	252,400	13,079,368
PepsiCo, Inc. (F)	263,500	22,002,250
Philip Morris International Inc.	262,800	21,515,436
Procter & Gamble Co.	175,000	14,105,000
Unilever plc ADR	306,250	13,101,375

		134,259,115

Energy — 10.1%
Anadarko Petroleum Corp.	105,400	8,933,704
Chevron Corp.	235,000	27,943,850
EOG Resources, Inc.	68,600	13,457,262
Exxon Mobil Corp. (E) (F)	105,000	10,256,400
Halliburton Co.	147,801	8,704,001
Petroleum & Resources Corp. (C)	2,186,774	61,054,730
Schlumberger Ltd.	138,300	13,484,250

		143,834,197

Financials — 16.6%
Allstate Corp.	392,000	22,179,360
American Tower Corp.	105,000	8,596,350
Berkshire Hathaway Inc. (Class B) (B)	65,200	8,148,044
Capital One Financial Corp.	245,000	18,904,200
Citigroup Inc.	540,000	25,704,000
iShares US Real Estate ETF	147,722	9,996,348
JPMorgan Chase & Co.	600,000	36,426,000
Lincoln National Corp.	270,000	13,680,900
NASDAQ OMX Group, Inc.	360,000	13,298,400
Prudential Financial, Inc.	195,000	16,506,750
Simon Property Group, Inc.	89,500	14,678,000
SLM Corp.	520,000	12,729,600
Wells Fargo & Co.	719,000	35,763,060

		236,611,012

Health Care — 13.9%
AbbVie Inc.	280,000	14,392,000
Aetna Inc.	252,000	18,892,440
Allergan, Inc.	120,000	14,892,000
Biogen IDEC Inc. (B)	47,000	14,375,890
Celgene Corp. (B)	120,000	16,752,000
Covidien plc	120,000	8,839,200
Gilead Sciences, Inc. (B)	414,000	29,336,040
McKesson Corp.	116,000	20,482,120
Merck & Co., Inc.	480,000	27,249,600
Pfizer Inc.	1,053,700	33,844,844

		199,056,134

Industrials — 10.9%
Boeing Co.	205,000	25,725,450
Delta Air Lines, Inc.	205,000	7,103,250
Dover Corp.	176,000	14,388,000
Eaton Corp. plc	205,000	15,399,600
Emerson Electric Co.	150,000	10,020,000
General Electric Co.	246,500	6,381,885
Honeywell International Inc.	287,500	26,668,500
Union Pacific Corp.	155,500	29,181,130
United Technologies Corp.	174,500	20,388,580

		155,256,395

Information Technology — 18.5%
Analog Devices, Inc.	136,100	7,232,354
Apple Inc. (F)	93,300	50,077,842
Automatic Data Processing, Inc.	164,000	12,670,640
Cisco Systems, Inc.	625,000	14,006,250
Facebook, Inc. (Class A) (B)	187,000	11,264,880
Google Inc. (Class A) (B)	35,500	39,565,105
Intel Corp.	435,000	11,227,350
International Business Machines Corp.	42,800	8,238,572
MasterCard, Inc. (Class A)	230,000	17,181,000
Microsoft Corp.	618,800	25,364,612
NetApp, Inc.	161,700	5,966,730
Oracle Corp.	526,000	21,518,660
QUALCOMM Inc.	151,400	11,939,404
Seagate Technology plc	199,000	11,175,840
Visa Inc.	80,500	17,376,730

		264,805,969

Materials — 3.3%
CF Industries Holdings, Inc.	38,531	10,042,720
Eastman Chemical Co.	85,000	7,327,850
LyondellBasell Industries N.V. (Class A)	238,000	21,167,720
Praxair, Inc.	67,500	8,840,475

		47,378,765

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2014

(unaudited)

	Principal/ Shares	Value (A)
Telecommunication Services — 2.0%
SBA Communications Corp. (Class A) (B)	90,000	$8,186,400
Verizon Communications Inc.	420,000	19,979,400

		28,165,800

Utilities — 2.6%
AGL Resources Inc.	145,000	7,099,200
Edison International	148,000	8,378,280
NextEra Energy, Inc.	81,000	7,745,220
NRG Energy, Inc.	238,000	7,568,400
Pinnacle West Capital Corp.	115,000	6,285,900

		37,077,000

Total Common Stocks (Cost $1,056,697,915)		1,417,535,846

Short-Term Investments — 0.5%
Money Market Account — 0.5%
M&T Bank, 0.15%	$6,741,619	6,741,619

Money Market Funds — 0.0%
Fidelity Institutional Money Market - Money Market Portfolio (Institutional Class), 0.09% (D)	100,000	100,000

Total Short-Term Investments (Cost $6,841,619)		6,841,619

Total Investments — 99.8% (Cost $1,063,539,534)		1,424,377,465
Cash, receivables, prepaid expenses and other assets, less liabilities — 0.2%		3,215,369

Net Assets — 100.0%		$1,427,592,834

Notes:

(A)	Common stocks are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the primary exchange on the day of valuation.
(B)	Presently non-dividend paying.
(C)	Non-controlled affiliate, a closed-end sector fund, registered as an investment company under the Investment Company Act of 1940.
(D)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(E)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $390,720.
(F)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate market value to deliver upon exercise of $300,000.

See accompanying notes.

SCHEDULE OF OUTSTANDING WRITTEN OPTION CONTRACTS

March 31, 2014

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date	Value

COVERED CALLS
40	Exxon Mobil Corp.	$95	Apr 14	$12,800

COLLATERALIZED PUTS
40	Exxon Mobil Corp.	75	Apr 14	40

	Total Option Liability (Unrealized Loss of $5,540 on Premiums Received of $7,300)			$12,840

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS AND OUTSTANDING WRITTEN OPTION CONTRACTS (Unaudited)

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1. SIGNIFICANT ACCOUNTING POLICIES

The Adams Express Company (the Fund) is registered under the Investment Company Act of 1940 as a diversified investment company. The Fund is an internally-managed closed-end fund.

Affiliated Companies - Investments in companies 5% or more of whose outstanding voting securities are held by the Fund are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940.

Security Transactions - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of specific identification.

Security Valuation - The Fund's investments are reported at fair value as defined under accounting principles generally accepted in the United States of America. Investments in securities traded on national security exchanges are valued at the last reported sale price on the primary exchange on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options and money market funds) are valued at amortized cost, which approximates fair value. Purchased and written options are valued at the last quoted bid and asked price, respectively. Money market funds are valued at net asset value on the day of valuation.

Various inputs are used to the determine the fair value of the Fund's investments. These inputs are summarized in the following three levels:

  Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments,
  Level 2 -- fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments,
  Level 3 -- fair value is determined using the Fund's own assumptions, developed based on the best information available in the circumstances.

The Fund's investments at March 31, 2014 were classified as follows:

	Level 1	Level 2	Level 3	Total
Stocks	$1,417,535,846	$--	$--	$1,417,535,846
Short-term investments	6,841,619	--	--	6,841,619
Securities lending collateral	--	--	--	--

Total investments	$1,424,377,465	$--	$--	$1,424,377,465

Written options	$(12,840)	$--	$--	$(12,840)

There were no transfers into or from Level 1 or Level 2 during the quarter ended March 31, 2014.

2. FEDERAL INCOME TAXES

For federal income tax purposes, the identified cost of securities at March 31, 2014 was $1,066,056,027 and net unrealized appreciation aggregated $358,321,438, of which the related gross unrealized appreciation and depreciation were $371,650,820 and $(13,329,382), respectively.

3. INVESTMENT TRANSACTIONS

The Fund's investment decisions are made by the portfolio management team with recommendations from the research staff.

The Fund is subject to changes in the value of equity securities held (equity price risk) in the normal course of pursuing its investment objectives. The Fund may purchase and write option contracts to increase or decrease its equity price risk exposure or may write option contracts to generate additional income. Option contracts generally entail risks associated with counterparty credit, liquidity, and unfavorable equity price movements. The Fund has mitigated counterparty credit and liquidity risks by trading its options through an exchange. The risk of unfavorable equity price movements is limited for purchased options to the premium paid and for written options by writing only covered call or collateralized put option contracts, which require the Fund to segregate certain securities or cash at its custodian when the option is written.

When the Fund writes (purchases) an option, an amount equal to the premium received (paid) by the Fund is recorded as a liability (asset) and is subsequently marked to market daily in the Statement of Assets and Liabilities, with any related change recorded as an unrealized gain or loss in the Statement of Operations. Premiums received (paid) from unexercised options are treated as realized gains (losses) on the expiration date. Upon the exercise of written put (purchased call) option contracts, premiums received (paid) are deducted from (added to) the cost basis of the underlying securities purchased. Upon the exercise of written call (purchased put) option contracts, premiums received (paid) are added to (deducted from) the proceeds from the sale of underlying securities in determining whether there is a realized gain or loss.

4. PORTFOLIO SECURITIES LOANED

The Fund makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Fund on the next business day. Cash deposits are placed in a registered money market fund. The Fund accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. At March 31, 2014, the Fund had no outstanding securities on loan. The Fund is indemnified by its lending agent for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Adams Express Company

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	April 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	April 22, 2014

By:	/s/ Brian S. Hook
Brian S. Hook
Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	April 22, 2014